Label	Element	Value
Class I Prospectus | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000911415_SupplementTextBlock	THE ALGER INSTITUTIONAL FUNDS Alger Capital Appreciation Focus Fund Supplement dated September 25, 2013 to the Prospectus dated March 1, 2013, As Revised May 31, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	Alger Capital Appreciation Focus Fund
Strategy [Heading]	rr_StrategyHeading	The following paragraph replaces the third paragraph under the heading "Principal Investment Strategy" on page 7 and page 12 of the Prospectus, and the paragraph at the top of page 30 of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

"The Fund intends to invest a substantial portion of its assets in a small number of issuers, and may therefore concentrate its holdings in fewer business sectors or industries. Generally the Fund will hold less than 50 securities. The number of securities held by the Fund may occasionally exceed this range, including, but not limited to, when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to unusual market conditions."

The Board of Trustees of The Alger Institutional Funds (the "Trust") has determined that it is in the best interests of the shareholders of Alger Capital Appreciation Focus Fund (the "Fund"), including the shareholders of the Class R Shares of the Fund, to terminate the Class R Shares of the Fund. After the close of trading on the New York Stock Exchange on October 25, 2013 (normally 4:00 p.m., Eastern time), Class R Shares of the Fund will be closed to further investment, excluding reinvestment of any dividends and distributions.

Shareholders may choose to exchange their Class R Shares of the Fund for Class R Shares of Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund or Alger Small Cap Growth Institutional Fund prior to the termination of the Fund's Class R Shares. It is anticipated that any remaining Class R Shares of the Fund will be converted to Class I Shares of the Fund on or about November 25, 2013, whereupon the Class will be terminated.